Schedule of Investments (unaudited) February 29, 2020	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.6%

Aerospace & Defense — 0.2%
AAR Corp.	23,042	$796,101
Aerojet Rocketdyne Holdings, Inc.(a)(b)	10,076	496,545
HEICO Corp., Class A	12,043	1,063,758
Vectrus, Inc.(a)	6,266	326,396

		2,682,800

Air Freight & Logistics — 0.4%
Echo Global Logistics, Inc.(a)(b)	11,287	208,245
Hub Group, Inc., Class A(a)	91,837	4,245,625
Radiant Logistics, Inc.(a)	51,839	228,092

		4,681,962

Airlines — 0.2%
SkyWest, Inc.	12,473	566,274
Spirit Airlines, Inc.(a)(b)	75,204	2,139,554

		2,705,828

Auto Components — 1.0%
Adient PLC(a)	22,198	531,198
American Axle & Manufacturing Holdings, Inc.(a)	90,505	572,897
Cooper-Standard Holdings, Inc.(a)	29,708	513,354
Dana, Inc.	16,952	243,770
LCI Industries	68,045	6,569,745
Standard Motor Products, Inc.	16,678	733,832
Tenneco, Inc., Class A	86,620	794,305
Visteon Corp.(a)(b)	21,646	1,407,856

		11,366,957

Banks — 8.2%
ACNB Corp.	14,941	455,402
Amalgamated Bank, Class A	7,829	125,342
Bancorp, Inc.(a)	191,896	2,335,374
Bank of Commerce Holdings	50,450	527,455
Bank7 Corp.	276	4,940
BankFinancial Corp.	31,027	351,846
Bankwell Financial Group, Inc.	10,886	309,924
Banner Corp.	67,339	3,073,352
BOK Financial Corp.	2	145
Bridge Bancorp, Inc.	9,311	256,239
Cadence BanCorp	61,227	864,525
Capital City Bank Group, Inc.	64,227	1,711,650
Capstar Financial Holdings, Inc.	52,415	704,458
Cathay General Bancorp	305,716	9,409,938
CenterState Bank Corp.	191,530	3,874,652
Central Pacific Financial Corp.	18,484	442,137
Civista Bancshares, Inc.	10,155	194,367
Coastal Financial Corp.(a)	310	5,081
Community Bankers Trust Corp.	27,257	222,690
Customers Bancorp, Inc.(a)	17,220	349,394
First BanCorp	11,604	92,136
First Commonwealth Financial Corp.	31,962	377,152
First Community Bankshares, Inc.	73,453	1,921,530
First Financial Corp.	31,125	1,243,444
First Financial Northwest, Inc.	70,603	984,912
First Horizon National Corp.	12,105	161,360
First Midwest Bancorp, Inc.	36,821	668,301
First United Corp.	33,701	728,953
Flushing Financial Corp.	9,189	166,826
HBT Financial, Inc.	161,915	2,506,444
Heritage Commerce Corp.	19,837	203,528
Home BancShares, Inc.	266,421	4,465,216
IBERIABANK Corp.	32,693	1,967,792
Independent Bank Corp.	13,627	266,680
Independent Bank Group, Inc.	65,245	3,020,191
Investar Holding Corp.	17,357	370,746
Investors Bancorp, Inc.	352,139	3,711,545
Lakeland Bancorp, Inc.	119,227	1,717,465
Lakeland Financial Corp.	6,518	266,391

Security	Shares	Value

Banks (continued)
Macatawa Bank Corp.	19,763	$190,515
Mercantile Bank Corp.	60,729	1,742,315
National Bank Holdings Corp., Class A	24,454	748,048
Northrim BanCorp, Inc.	200	6,990
Opus Bank	63,065	1,492,749
Pacific Mercantile Bancorp(a)	201,219	1,313,960
Republic Bancorp, Inc., Class A	38,747	1,384,818
Republic First Bancorp, Inc.(a)	1,070,056	3,242,270
Sandy Spring Bancorp, Inc.	369,691	11,371,695
ServisFirst Bancshares, Inc.	12,518	432,497
Sierra Bancorp	95,026	2,263,519
South Plains Financial, Inc.	45,542	912,206
South State Corp.	64,696	4,407,092
Southern National Bancorp of Virginia, Inc.	20,115	285,432
Synovus Financial Corp.	39,547	1,147,654
TriState Capital Holdings, Inc.(a)	388,273	7,714,985
United Community Banks, Inc.	110,433	2,735,425
United Security Bancshares	7,219	62,517
Univest Financial Corp.	85,725	2,005,965
WesBanco, Inc.	30,430	931,462
West Bancorporation, Inc.	21,127	432,047
Wintrust Financial Corp.	33,884	1,809,744

		96,693,428

Beverages — 0.1%
National Beverage Corp.(a)	30,488	1,289,338

Biotechnology — 7.9%
ACADIA Pharmaceuticals, Inc.(a)	126,297	5,397,934
Acceleron Pharma, Inc.(a)	7,273	624,969
Agenus, Inc.(a)	523,646	1,324,824
Aimmune Therapeutics, Inc.(a)	6,798	161,860
Akebia Therapeutics, Inc.(a)	129,064	1,144,798
Akero Therapeutics, Inc.(a)	9,785	213,019
Alector, Inc.(a)	23,104	634,898
Allogene Therapeutics, Inc.(a)(b)	6,997	188,919
AMAG Pharmaceuticals, Inc.(a)	23,195	179,761
Amicus Therapeutics, Inc.(a)(b)	58,965	562,821
Apellis Pharmaceuticals, Inc.(a)	27,057	936,713
Aptinyx, Inc.(a)(b)	24,653	79,383
Arcus Biosciences, Inc.(a)	125,656	1,912,484
Ardelyx, Inc.(a)	40,628	281,146
Arrowhead Pharmaceuticals, Inc.(a)	73,137	2,586,124
Assembly Biosciences, Inc.(a)	12,622	228,711
Atara Biotherapeutics, Inc.(a)(b)	81,128	985,705
Athersys, Inc.(a)(b)	252,054	302,465
Beam Therapeutics, Inc.(a)	54,362	1,222,601
Beyondspring, Inc.(a)	1,202	19,088
BioCryst Pharmaceuticals, Inc.(a)(b)	84,324	252,972
Biohaven Pharmaceutical Holding Co. Ltd.(a)	16,222	716,364
Blueprint Medicines Corp.(a)	6,687	361,967
Calithera Biosciences, Inc.(a)	201,206	1,303,815
Castle Biosciences, Inc.(a)(b)	5,861	175,478
Celldex Therapeutics, Inc.(a)	23	60
ChemoCentryx, Inc.(a)	76,176	3,408,876
Chimerix, Inc.(a)(b)	70,382	124,576
Coherus Biosciences, Inc.(a)(b)	156,087	3,020,283
Corvus Pharmaceuticals, Inc.(a)	40,936	140,820
Crinetics Pharmaceuticals, Inc.(a)	8,110	166,904
CytomX Therapeutics, Inc.(a)	59,124	395,540
Deciphera Pharmaceuticals, Inc.(a)	28,986	1,543,215
Denali Therapeutics, Inc.(a)	22,733	449,431
Eagle Pharmaceuticals, Inc.(a)	22,423	1,029,216
Editas Medicine, Inc.(a)	21,050	466,889
Emergent BioSolutions, Inc.(a)	28,712	1,684,820
Enanta Pharmaceuticals, Inc.(a)	59,256	3,014,945
Epizyme, Inc.(a)	48,420	1,037,641
Exact Sciences Corp.(a)	18,684	1,512,470
Exelixis, Inc.(a)(b)	15,609	290,171
Fate Therapeutics, Inc.(a)(b)	68,960	2,013,632

1

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
FibroGen, Inc.(a)	84,137	$3,516,927
Flexion Therapeutics, Inc.(a)	53,218	840,312
Frequency Therapeutics, Inc.(a)(b)	16,270	352,408
G1 Therapeutics, Inc.(a)(b)	7,783	139,627
Global Blood Therapeutics, Inc.(a)(b)	37,948	2,427,154
Gossamer Bio, Inc.(a)	34,480	452,722
Halozyme Therapeutics, Inc.(a)(b)	178,610	3,495,398
Harpoon Therapeutics, Inc.(a)(b)	103,398	1,586,125
Immunomedics, Inc.(a)(b)	75,439	1,207,024
Insmed, Inc.(a)	23,783	592,197
Intellia Therapeutics, Inc.(a)(b)	119,291	1,592,535
Intercept Pharmaceuticals, Inc.(a)(b)	20,823	1,914,467
Invitae Corp.(a)	44,546	907,847
Iovance Biotherapeutics, Inc.(a)	19,167	630,786
Ironwood Pharmaceuticals, Inc.(a)(b)	268,604	3,233,992
Ligand Pharmaceuticals, Inc.(a)	34,366	3,216,658
MacroGenics, Inc.(a)(b)	83,635	733,479
Mirati Therapeutics, Inc.(a)	10,613	949,757
Natera, Inc.(a)(b)	101,543	3,848,987
OPKO Health, Inc.(a)(b)	338,001	507,002
Portola Pharmaceuticals, Inc.(a)	45,456	459,560
Precigen, Inc.(a)(b)	54,022	204,743
Principia Biopharma, Inc.(a)	18,003	1,162,274
PTC Therapeutics, Inc.(a)	4,837	265,261
Puma Biotechnology, Inc.(a)	59,265	637,395
Ra Pharmaceuticals, Inc.(a)	21,776	1,018,246
Radius Health, Inc.(a)	10,814	227,743
Replimune Group, Inc.(a)	34,191	474,229
Retrophin, Inc.(a)	189,152	2,930,910
Rigel Pharmaceuticals, Inc.(a)	179,124	379,743
Sangamo Therapeutics, Inc.(a)	76,545	652,929
Seres Therapeutics, Inc.(a)	76,875	241,388
Spectrum Pharmaceuticals, Inc.(a)	115,457	330,207
Stemline Therapeutics, Inc.(a)	23,102	139,074
Sutro Biopharma, Inc.(a)(b)	3,116	30,319
Syndax Pharmaceuticals, Inc.(a)	25,129	236,464
Turning Point Therapeutics, Inc.(a)	6,312	312,886
Ultragenyx Pharmaceutical, Inc.(a)	71,961	4,035,573
UNITY Biotechnology, Inc.(a)	38,152	229,294
Vanda Pharmaceuticals, Inc.(a)	68,698	757,739
Veracyte, Inc.(a)	95,749	2,364,043
Vericel Corp.(a)	28,040	432,938
Xencor, Inc.(a)(b)	42,168	1,370,038
Y-mAbs Therapeutics, Inc.(a)(b)	11,845	348,480

		93,485,188

Building Products — 1.0%
Advanced Drainage Systems, Inc.	47,347	1,981,945
Apogee Enterprises, Inc.	5,246	158,377
Builders FirstSource, Inc.(a)	234,553	5,326,699
Caesarstone Ltd.	19,767	213,681
Gibraltar Industries, Inc.(a)	12,734	645,232
Trex Co., Inc.(a)(b)	29,445	2,816,414
Universal Forest Products, Inc.	4,671	218,883

		11,361,231

Capital Markets — 1.8%
Ares Management Corp., Class A	59,942	2,073,394
Artisan Partners Asset Management, Inc., Class A	24,568	702,153
Brightsphere Investment Group, Inc.	157,759	1,475,047
Cohen & Steers, Inc.	13,464	843,520
Donnelley Financial Solutions, Inc.(a)	103,647	901,729
Focus Financial Partners, Inc., Class A(a)	22,864	621,672
Hamilton Lane, Inc., Class A	25,986	1,614,770
Houlihan Lokey, Inc.	41,215	2,111,032
Moelis & Co., Class A	50,418	1,611,359
Silvercrest Asset Management Group, Inc., Class A	7,019	81,140
Stifel Financial Corp.	67,675	3,684,227

Security	Shares	Value

Capital Markets (continued)
Virtus Investment Partners, Inc.	47,683	$5,264,203
Waddell & Reed Financial, Inc., Class A	17,499	240,786
Westwood Holdings Group, Inc.	15,308	388,517
WisdomTree Investments, Inc.	48,163	195,542

		21,809,091

Chemicals — 1.0%
Ingevity Corp.(a)	5,057	227,767
Innospec, Inc.	20,349	1,761,002
PolyOne Corp.	367,101	9,089,421
Stepan Co.	9,351	821,298
Trinseo SA	15,016	328,550

		12,228,038

Commercial Services & Supplies — 2.3%
ARC Document Solutions, Inc.	126,291	174,282
CECO Environmental Corp.(a)(b)	26,071	175,979
Ennis, Inc.	42,612	856,501
Healthcare Services Group, Inc.	55,706	1,534,143
Kimball International, Inc., Class B	9,608	155,457
McGrath RentCorp	136,940	9,510,483
Mobile Mini, Inc.	213,516	8,324,989
Steelcase, Inc., Class A	321,671	5,217,504
Viad Corp.	32,338	1,623,368

		27,572,706

Communications Equipment — 0.6%
Calix, Inc.(a)	175,823	1,582,407
Ciena Corp.(a)	115,076	4,424,672
TESSCO Technologies, Inc.	94,551	566,361

		6,573,440

Construction & Engineering — 1.9%
Comfort Systems USA, Inc.	288,815	12,193,769
Dycom Industries, Inc.(a)	110,278	3,259,818
EMCOR Group, Inc.	45,867	3,528,090
MasTec, Inc.(a)	41,172	2,020,722
MYR Group, Inc.(a)	54,218	1,383,101
WillScot Corp.(a)	33,717	591,396

		22,976,896

Construction Materials — 0.3%
Summit Materials, Inc., Class A(a)	183,022	3,576,250

Consumer Finance — 1.6%
Enova International, Inc.(a)	81,874	1,573,618
FirstCash, Inc.	202,834	15,601,991
Green Dot Corp., Class A(a)	17,794	607,843
Regional Management Corp.(a)	63,522	1,629,339

		19,412,791

Distributors — 0.2%
Core-Mark Holding Co., Inc.	89,597	2,061,627

Diversified Consumer Services — 1.2%
Chegg, Inc.(a)	137,155	5,377,848
OneSpaWorld Holdings Ltd.	57,719	705,326
Perdoceo Education Corp.(a)	9,141	136,475
Strategic Education, Inc.	51,161	7,540,108
Zovio, Inc.(a)	44	69

		13,759,826

Diversified Financial Services — 0.1%
Alerus Financial Corp.	5,366	109,788
FGL Holdings	91,238	1,043,763
On Deck Capital, Inc.(a)(b)	28,610	99,849

		1,253,400

Diversified Telecommunication Services — 0.8%
Cogent Communications Holdings, Inc.	116,471	8,503,548
Consolidated Communications Holdings, Inc.	52,355	325,648
IDT Corp., Class B(a)	22,890	176,253

2

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Iridium Communications, Inc.(a)	4,133	$111,880
Ooma, Inc.(a)	57,378	736,160

		9,853,489

Electric Utilities — 1.2%
El Paso Electric Co.	25,417	1,725,052
IDACORP, Inc.	75,874	7,332,463
Portland General Electric Co.	85,003	4,625,013

		13,682,528

Electrical Equipment — 0.7%
Atkore International Group, Inc.(a)	132,671	4,896,887
AZZ, Inc.	24,471	902,735
Encore Wire Corp.	33,530	1,641,964
LSI Industries, Inc.	73,401	487,383

		7,928,969

Electronic Equipment, Instruments & Components — 2.5%
Anixter International, Inc.(a)	19,082	1,860,686
Daktronics, Inc.	36,190	178,055
ePlus, Inc.(a)	48,564	3,679,209
Fabrinet(a)	15,814	871,668
II-VI, Inc.(a)	12,884	382,526
Insight Enterprises, Inc.(a)	7,052	388,495
OSI Systems, Inc.(a)	94,921	7,714,230
PC Connection, Inc.	99,943	4,064,682
Sanmina Corp.(a)	110,914	2,915,929
ScanSource, Inc.(a)	150,871	4,289,263
Tech Data Corp.(a)	22,234	3,165,899

		29,510,642

Energy Equipment & Services — 0.7%
Archrock, Inc.	324,759	2,289,551
Exterran Corp.(a)	68,802	350,890
Forum Energy Technologies, Inc.(a)(b)	779,955	608,365
Independence Contract Drilling, Inc.(a)(b)	37,394	14,778
Liberty Oilfield Services, Inc., Class A	14,742	98,624
Natural Gas Services Group, Inc.(a)	33,524	331,217
NexTier Oilfield Solutions, Inc.(a)	26,715	124,492
Oceaneering International, Inc.(a)	244,453	2,576,535
Oil States International, Inc.(a)	40,887	323,416
Pioneer Energy Services Corp.(a)	286	10
ProPetro Holding Corp.(a)	126,119	1,104,802
Seadrill Ltd.(a)(b)	25,412	27,953
Superior Energy Services, Inc.(a)(b)	67,843	245,592

		8,096,225

Entertainment — 0.2%
IMAX Corp.(a)	96,509	1,503,610
Marcus Corp.	24,179	646,063

		2,149,673

Equity Real Estate Investment Trusts (REITs) — 7.3%
Armada Hoffler Properties, Inc.	185,118	3,102,578
City Office REIT, Inc.	380,818	4,417,489
DiamondRock Hospitality Co.	511,948	4,668,966
EastGroup Properties, Inc.	87,546	11,007,159
First Industrial Realty Trust, Inc.	169,014	6,507,039
Four Corners Property Trust, Inc.	286,693	8,225,222
Hersha Hospitality Trust	228,957	2,639,874
National Storage Affiliates Trust	56,262	1,898,280
NexPoint Residential Trust, Inc.	168,436	7,495,402
Pebblebrook Hotel Trust	171,214	3,460,235
Physicians Realty Trust	45,455	857,281
Plymouth Industrial REIT, Inc.	129,295	2,426,867
QTS Realty Trust, Inc., Class A	244,611	13,739,800
Retail Value, Inc.	1,907	52,996
RLJ Lodging Trust	501,902	6,630,125
Ryman Hospitality Properties, Inc.	63,548	4,417,221

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Summit Hotel Properties, Inc.	334,564	$3,101,408
Terreno Realty Corp.	15,453	847,906

		85,495,848

Food & Staples Retailing — 0.4%
Natural Grocers by Vitamin Cottage, Inc.	21,018	145,024
Performance Food Group Co.(a)	100,349	4,254,798
Weis Markets, Inc.	9,180	341,955

		4,741,777

Food Products — 2.2%
Calavo Growers, Inc.	86,136	6,240,553
Freshpet, Inc.(a)	115,741	7,692,147
Hostess Brands, Inc.(a)(b)	228,941	2,909,840
J&J Snack Foods Corp.	33,258	5,348,552
John B. Sanfilippo & Son, Inc.	39,956	2,804,512
Lancaster Colony Corp.	2,496	360,547

		25,356,151

Gas Utilities — 1.6%
New Jersey Resources Corp.	255,997	9,039,254
ONE Gas, Inc.	2,731	224,324
Southwest Gas Holdings, Inc.	141,195	9,132,493

		18,396,071

Health Care Equipment & Supplies — 2.0%
Accuray, Inc.(a)	88,369	262,014
AngioDynamics, Inc.(a)(b)	9,315	107,029
AtriCure, Inc.(a)	12,588	483,631
Cardiovascular Systems, Inc.(a)(b)	50,019	1,881,715
Cerus Corp.(a)	38	195
GenMark Diagnostics, Inc.(a)(b)	66,804	233,146
Globus Medical, Inc., Class A(a)	54,919	2,483,986
Inogen, Inc.(a)	66,506	3,044,645
Integer Holdings Corp.(a)	33,779	3,045,852
iRadimed Corp.(a)	8,930	211,998
iRhythm Technologies, Inc.(a)(b)	31,875	2,772,169
Merit Medical Systems, Inc.(a)	36,809	1,325,492
Neogen Corp.(a)	5,491	333,578
Novocure Ltd.(a)(b)	50,355	3,663,326
Shockwave Medical, Inc.(a)	6,818	273,675
SI-BONE, Inc.(a)	19,810	382,531
Silk Road Medical, Inc.(a)(b)	28,173	1,122,694
Tactile Systems Technology, Inc.(a)	8,097	408,170
TransMedics Group, Inc.(a)	62,583	982,553
Varex Imaging Corp.(a)	18,099	420,259

		23,438,658

Health Care Providers & Services — 3.7%
AMN Healthcare Services, Inc.(a)	146,372	10,772,979
Chemed Corp.	1,802	752,551
Enzo Biochem, Inc.(a)(b)	1,739	3,704
HealthEquity, Inc.(a)	116,535	8,272,820
LHC Group, Inc.(a)	24,512	2,977,228
Magellan Health, Inc.(a)	8,897	533,909
Patterson Cos., Inc.	328,611	7,817,656
Select Medical Holdings Corp.(a)	230,305	5,513,502
U.S. Physical Therapy, Inc.	70,675	7,365,749

		44,010,098

Health Care Technology — 2.3%
Allscripts Healthcare Solutions, Inc.(a)	402,930	3,038,092
Castlight Health, Inc., Class B(a)	356,531	323,124
Evolent Health, Inc., Class A(a)	150,333	1,389,077
Inovalon Holdings, Inc., Class A(a)	164,453	3,203,544
Inspire Medical Systems, Inc.(a)	24,434	2,098,148
NextGen Healthcare, Inc.(a)	22,480	294,038
Omnicell, Inc.(a)(b)	93,055	7,581,191
Phreesia, Inc.(a)	165,282	5,130,353

3

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Teladoc Health, Inc.(a)(b)	17,355	$2,168,681
Vocera Communications, Inc.(a)	55,260	1,347,791

		26,574,039

Hotels, Restaurants & Leisure — 3.0%
BJ’s Restaurants, Inc.	104,277	3,435,927
Boyd Gaming Corp.	110,496	2,951,348
Century Casinos, Inc.(a)	110,945	774,396
Cheesecake Factory, Inc.	93,310	3,324,635
Churchill Downs, Inc.	29,088	3,654,616
Chuy’s Holdings, Inc.(a)	5,336	114,404
Denny’s Corp.(a)	14,727	256,397
Eldorado Resorts, Inc.(a)	7,758	389,296
Everi Holdings, Inc.(a)	21,541	224,026
J. Alexander’s Holdings, Inc.(a)	55,608	456,542
PlayAGS, Inc.(a)	17,648	171,009
Ruth’s Hospitality Group, Inc.	63,505	1,214,851
Target Hospitality Corp.(a)(b)	189,809	888,306
Texas Roadhouse, Inc.	244,960	13,771,651
Wingstop, Inc.	50,088	4,229,932

		35,857,336

Household Durables — 2.2%
Bassett Furniture Industries, Inc.	14,810	146,175
Century Communities, Inc.(a)(b)	87,197	2,906,276
Ethan Allen Interiors, Inc.	23,502	310,226
Green Brick Partners, Inc.(a)	131,679	1,440,568
Helen of Troy Ltd.(a)	9,187	1,512,180
Hooker Furniture Corp.	30,517	574,025
iRobot Corp.(a)(b)	20,952	1,005,486
KB Home	6,984	227,609
La-Z-Boy, Inc.	8,822	252,750
MDC Holdings, Inc.	287,380	11,305,529
Meritage Homes Corp.(a)	26,771	1,698,888
TopBuild Corp.(a)	25,750	2,600,750
TRI Pointe Group, Inc.(a)	86,120	1,320,220
ZAGG, Inc.(a)(b)	77,324	519,617

		25,820,299

Household Products — 0.0%
Central Garden & Pet Co.(a)	6,776	181,461

Insurance — 1.5%
BRP Group, Inc., Class A(a)	56,511	872,530
CNO Financial Group, Inc.	404,099	6,473,666
eHealth, Inc.(a)	1,254	147,157
Employers Holdings, Inc.	33,430	1,288,392
FedNat Holding Co.	49,800	649,392
Global Indemnity Ltd.	5,683	180,492
Greenlight Capital Re Ltd., Class A(a)(b)	34,985	295,273
HCI Group, Inc.	8,739	371,582
Heritage Insurance Holdings, Inc.	65,906	735,511
Investors Title Co.	842	138,054
Kinsale Capital Group, Inc.	2,422	294,200
National General Holdings Corp.	157,813	3,072,619
Protective Insurance Corp., Class B	43,144	615,233
RLI Corp.	3,839	308,579
Safety Insurance Group, Inc.	1,941	152,834
United Insurance Holdings Corp.	46,700	438,980
Universal Insurance Holdings, Inc.	15,720	325,247
Watford Holdings Ltd.(a)(b)	66,451	1,517,076

		17,876,817

Interactive Media & Services — 0.7%
Cargurus, Inc.(a)	81,748	2,083,757
Cars.com, Inc.(a)	79,163	718,800
EverQuote, Inc., Class A(a)(b)	29,971	1,217,422
QuinStreet, Inc.(a)	29,265	376,933
TrueCar, Inc. (a)	160,072	420,989
Yelp, Inc.(a)	100,693	3,148,670

		7,966,571

Security	Shares	Value

Internet & Direct Marketing Retail — 0.3%
1-800-Flowers.com, Inc., Class A(a)(b)	138,724	$2,502,581
RealReal, Inc.(a)	43,088	602,801
U.S. Auto Parts Network, Inc.(a)	176	415

		3,105,797

IT Services — 2.5%
CSG Systems International, Inc.	166,205	7,354,571
Hackett Group, Inc.	170,139	2,620,141
International Money Express, Inc.(a)(b)	100,547	947,153
LiveRamp Holdings, Inc.(a)(b)	48,429	1,716,324
ManTech International Corp., Class A	114,293	8,560,546
MAXIMUS, Inc.	8,124	511,974
Perficient, Inc.(a)	38,556	1,579,639
Repay Holdings Corp.(a)(b)	149,870	2,627,221
Verra Mobility Corp.(a)	156,116	2,364,377
Virtusa Corp.(a)	17,733	782,203

		29,064,149

Leisure Products — 0.3%
Malibu Boats, Inc., Class A(a)	69,186	3,040,033

Life Sciences Tools & Services — 1.4%
Adaptive Biotechnologies Corp.(a)	8,469	237,979
Luminex Corp.	88,201	2,183,857
Medpace Holdings, Inc.(a)	31,226	2,808,466
NanoString Technologies, Inc.(a)	46,434	1,655,836
NeoGenomics, Inc.(a)	115,291	3,266,194
Personalis, Inc.(a)(b)	46,267	403,911
Repligen Corp.(a)	18,661	1,597,382
Syneos Health, Inc.(a)	61,967	3,925,609

		16,079,234

Machinery — 2.8%
Albany International Corp., Class A	1,832	117,376
Blue Bird Corp.(a)	81,248	1,452,714
CIRCOR International, Inc.(a)(b)	5,111	183,894
ESCO Technologies, Inc.	174,786	15,891,543
Evoqua Water Technologies Corp.(a)(b)	153,610	3,221,202
Federal Signal Corp.	10,559	306,211
Franklin Electric Co., Inc.	19,179	991,363
Greenbrier Cos., Inc.	33,049	800,777
Hillenbrand, Inc.	93,482	2,187,479
John Bean Technologies Corp.	13,565	1,313,906
Miller Industries, Inc.	45,797	1,360,629
Park-Ohio Holdings Corp.	11,248	275,801
REV Group, Inc.	15,190	118,938
Rexnord Corp.	39,966	1,165,409
SPX Corp.(a)	33,180	1,391,237
Wabash National Corp.	123,725	1,358,501
Watts Water Technologies, Inc., Class A	10,156	953,750

		33,090,730

Media — 0.9%
Cardlytics, Inc.(a)	17,232	1,368,048
Entravision Communications Corp., Class A	337,759	678,896
EW Scripps Co., Class A	71,191	847,173
Gannett Co., Inc.	90,283	379,189
Gray Television, Inc.(a)	71,923	1,360,783
iHeartMedia, Inc., Class A(a)(b)	246,016	3,717,302
Meredith Corp.	7,698	202,842
MSG Networks, Inc., Class A(a)(b)	52,005	657,343
TechTarget, Inc.(a)	63,311	1,464,383

		10,675,959

Metals & Mining — 1.0%
Carpenter Technology Corp.	31,588	1,160,859
Commercial Metals Co.	26,264	479,581
Kaiser Aluminum Corp.	8,837	835,538
Materion Corp.	89,188	4,043,784
Olympic Steel, Inc.	37,790	455,370
Ryerson Holding Corp.(a)	123,970	1,032,670

4

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Schnitzer Steel Industries, Inc., Class A	237,789	$3,918,763

		11,926,565

Mortgage Real Estate Investment Trusts (REITs) — 0.9%
AG Mortgage Investment Trust, Inc.	22,345	334,505
Ares Commercial Real Estate Corp.	19,054	290,764
Blackstone Mortgage Trust, Inc., Class A	7,196	259,488
Ellington Financial, Inc.	55,134	911,365
Exantas Capital Corp.	3,775	43,262
Great Ajax Corp.	69,926	988,054
Invesco Mortgage Capital, Inc.	348,658	5,606,421
KKR Real Estate Finance Trust, Inc.	53,107	1,043,021
Ladder Capital Corp.	5,012	76,433
TPG RE Finance Trust, Inc.	62,507	1,201,385

		10,754,698

Multi-Utilities — 0.2%
Avista Corp.	30,393	1,433,030
NorthWestern Corp.	8,446	594,092

		2,027,122

Oil, Gas & Consumable Fuels — 1.3%
Ardmore Shipping Corp.	16,595	91,273
Brigham Minerals, Inc., Class A	90,734	1,447,207
Callon Petroleum Co.(a)	167,643	380,550
CVR Energy, Inc.	49,028	1,393,376
Delek U.S. Holdings, Inc.	137,927	2,948,879
Evolution Petroleum Corp.	294,742	1,388,235
Golar LNG Ltd.	11,627	149,000
Laredo Petroleum, Inc.(a)	446,047	481,731
Magnolia Oil & Gas Corp., Class A(a)	35,564	267,086
Matador Resources Co.(a)(b)	332,043	3,200,895
Montage Resources Corp.(a)	1	3
Nordic American Tankers Ltd.	184,461	593,964
Oasis Petroleum, Inc.(a)(b)	116,245	190,061
PDC Energy, Inc.(a)	77,311	1,471,228
Penn Virginia Corp.(a)	21,052	334,727
Scorpio Tankers, Inc.	38,488	761,293
Talos Energy, Inc.(a)(b)	51,862	736,440
Teekay Corp.(a)	17,873	65,415

		15,901,363

Paper & Forest Products — 0.7%
Boise Cascade Co.	226,410	8,033,027

Personal Products — 0.1%
elf Beauty, Inc.(a)	34,020	542,959
Natural Health Trends Corp.	80	283
USANA Health Sciences, Inc.(a)	5,506	363,947

		907,189

Pharmaceuticals — 2.3%
Amneal Pharmaceuticals, Inc.(a)(b)	292,542	1,126,287
Amphastar Pharmaceuticals, Inc.(a)	63,121	971,432
BioDelivery Sciences International, Inc.(a)	190,382	925,257
Corcept Therapeutics, Inc.(a)	119,550	1,508,721
Horizon Therapeutics PLC(a)	71,099	2,433,008
Innoviva, Inc.(a)	123,619	1,665,148
Intersect ENT, Inc.(a)	71,481	1,705,537
Intra-Cellular Therapies, Inc.(a)(b)	20,589	434,428
MyoKardia, Inc.(a)	7,529	477,263
NGM Biopharmaceuticals, Inc.(a)	84,098	1,517,128
Pacira BioSciences, Inc.(a)	75,648	3,281,610
Phibro Animal Health Corp., Class A	25,893	653,798
Prestige Consumer Healthcare, Inc.(a)	154,995	5,790,613
Reata Pharmaceuticals, Inc., Class A(a)	11,002	2,142,640
Supernus Pharmaceuticals, Inc.(a)	87,378	1,571,930
Tricida, Inc.(a)(b)	17,153	545,122

		26,749,922

Security	Shares	Value

Professional Services — 2.7%
ASGN, Inc.(a)	90,096	$4,568,768
CRA International, Inc.	59,906	2,786,228
Exponent, Inc.	7,601	559,814
Forrester Research, Inc.(a)	18,036	650,378
Franklin Covey Co.(a)	95,325	2,997,971
ICF International, Inc.	41,930	3,185,841
Insperity, Inc.	129,374	8,702,989
Kforce, Inc.	150,414	4,581,610
TriNet Group, Inc.(a)	61,301	3,240,371

		31,273,970

Real Estate Management & Development — 0.4%
RE/MAX Holdings, Inc., Class A	122,921	3,583,147
RMR Group, Inc., Class A	35,841	1,335,436

		4,918,583

Road & Rail — 0.4%
Covenant Transportation Group, Inc., Class A(a)(b)	151,483	1,832,944
Marten Transport Ltd.	99,810	1,950,287
Saia, Inc.(a)	3,568	311,522
Universal Logistics Holdings, Inc.	69,924	1,077,529

		5,172,282

Semiconductors & Semiconductor Equipment — 3.3%
Advanced Energy Industries, Inc.(a)	9,459	562,574
Ambarella, Inc.(a)(b)	155,121	9,221,943
Amkor Technology, Inc.(a)	529,561	5,525,969
Brooks Automation, Inc.	12,589	434,446
Cirrus Logic, Inc.(a)	222,180	15,250,435
FormFactor, Inc.(a)	198,594	4,442,548
Inphi Corp.(a)	28,376	2,118,552
Power Integrations, Inc.	6,549	570,090
Synaptics, Inc.(a)	6,041	399,008

		38,525,565

Software — 5.8%
A10 Networks, Inc.(a)(b)	72,706	487,857
Alarm.com Holdings, Inc.(a)	155,222	7,489,462
Benefitfocus, Inc.(a)	466,204	5,818,226
Bill.Com Holdings, Inc.(a)(b)	2,371	134,578
Blackline, Inc.(a)	3,004	187,960
Bottomline Technologies DE, Inc.(a)	86,305	3,821,585
Box, Inc., Class A(a)(b)	344,031	5,762,519
Cloudera, Inc.(a)	87,907	782,372
CommVault Systems, Inc.(a)	160,263	6,682,967
Cornerstone OnDemand, Inc.(a)(b)	26,573	1,090,290
Five9, Inc.(a)(b)	15,742	1,149,638
Model N, Inc.(a)	65,465	1,898,485
Paylocity Holding Corp.(a)(b)	73,144	9,473,611
PROS Holdings, Inc.(a)(b)	15,127	692,665
Qualys, Inc.(a)(b)	12,584	1,008,985
Rapid7, Inc.(a)	58,619	2,714,060
RingCentral, Inc., Class A(a)	33,444	7,884,423
SPS Commerce, Inc.(a)	155,595	8,184,297
Yext, Inc.(a)(b)	167,687	2,542,135

		67,806,115

Specialty Retail — 2.2%
America’s Car-Mart, Inc.(a)	15,099	1,551,724
Asbury Automotive Group, Inc.(a)	95,708	8,483,557
Group 1 Automotive, Inc.	44,687	3,808,673
Lithia Motors, Inc., Class A	31,102	3,706,114
MarineMax, Inc.(a)	179,579	3,040,272
National Vision Holdings, Inc.(a)	6,267	218,217
Shoe Carnival, Inc.	10,612	317,405
Sonic Automotive, Inc., Class A	124,687	3,491,236
Tilly’s, Inc., Class A	41,524	269,906

5

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Zumiez, Inc.(a)	45,279	$1,201,252

		26,088,356

Technology Hardware, Storage & Peripherals — 0.0%
Super Micro Computer, Inc.(a)(b)	20,082	509,681

Textiles, Apparel & Luxury Goods — 1.3%
Crocs, Inc.(a)	107,887	2,823,403
Culp, Inc.	11,050	100,776
G-III Apparel Group Ltd.(a)(b)	74,256	1,660,364
Oxford Industries, Inc.	95,722	5,780,652
Steven Madden Ltd.	81,290	2,658,183
Wolverine World Wide, Inc.	81,623	2,145,869

		15,169,247

Thrifts & Mortgage Finance — 1.8%
Capitol Federal Financial, Inc.	14,625	178,498
Essent Group Ltd.	104,224	4,548,335
Federal Agricultural Mortgage Corp., Class C	48,611	3,648,742
First Defiance Financial Corp.	96,847	2,316,096
Merchants Bancorp	40,004	720,872
Meridian Bancorp, Inc.	53,144	877,407
Northwest Bancshares, Inc.	43,998	611,132
Provident Bancorp, Inc.(a)	49,769	546,961
Radian Group, Inc.	111,936	2,377,521
Riverview Bancorp, Inc.	253,347	1,634,088
Washington Federal, Inc.	113,173	3,394,058
WSFS Financial Corp.	12,754	439,503

		21,293,213

Tobacco — 0.1%
Vector Group Ltd.	82,775	961,846

Trading Companies & Distributors — 2.6%
Applied Industrial Technologies, Inc.	154,402	9,108,174
BMC Stock Holdings, Inc.(a)	234,821	5,760,159
DXP Enterprises, Inc.(a)	15,876	450,720
Foundation Building Materials, Inc.(a)	124,125	1,936,350
GATX Corp.	14,058	1,005,569
GMS, Inc.(a)	31,104	710,726
H&E Equipment Services, Inc.	99,691	2,368,658
Herc Holdings, Inc.(a)	140,019	5,135,897
Lawson Products, Inc.(a)	3,091	123,640

Security	Shares	Value

Trading Companies & Distributors (continued)
SiteOne Landscape Supply, Inc.(a)	36,511	$3,623,717

		30,223,610

Water Utilities — 0.3%
American States Water Co.	40,912	3,133,450

Total Common Stocks — 98.6% (Cost: $1,183,784,910)		1,158,859,155

Rights — 0.0%

Biotechnology — 0.0%
Alder Biopharmaceuticals, Inc. — CVR(a)(c)	38,614	33,980

Metals & Mining — 0.0%
Pan American Silver Corp. — CVR(a)(b)(c)	125,419	79,014

Total Rights — 0.0% (Cost: $—)		112,994

Total Long-Term Investments — 98.6% (Cost: $1,183,784,910)		1,158,972,149

Short-Term Securities — 3.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.49%(d)(f)	9,299,011	9,299,011
SL Liquidity Series, LLC, Money Market Series, 1.75%(d)(e)(f)	32,793,806	32,810,203

Total Short-Term Securities — 3.6% (Cost: $42,093,783)		42,109,214

Total Investments — 102.2% (Cost: $1,225,878,693)		1,201,081,363

Liabilities in Excess of Other Assets — (2.2)%		(26,398,911)

Net Assets — 100.0%		$1,174,682,452

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)

During the period ended February 29, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	30,107,987	(20,808,976)	9,299,011	$9,299,011	$204,581		$22	$—
SL Liquidity Series, LLC, Money Market Series	32,030,621	763,185	32,793,806	32,810,203	181,577	(b)	4,923	9,974

				$42,109,214	$386,158		$4,945	$9,974

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

CVR	Contingent Value Rights

6

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Advantage Small Cap Core Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	181	03/20/20	$13,348	$(717,422)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of February 29, 2020, certain investments of the Fund were valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$1,158,859,155	$—	$—	$1,158,859,155
Rights(a)	79,014	—	33,980	112,994
Short-Term Securities	9,299,011	—	—	9,299,011

Subtotal	$1,168,237,180	$—	$33,980	$1,168,271,160

Investments Valued at NAV(b)				32,810,203

Total Investments				$1,201,081,363

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(717,422)	$—	$—	$(717,422)

(a)	Derivative financial instruments are futures contracts. Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.

7